Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2045 Fund
June 30, 2022
Z45-NPRT1-0822
1.9884246.105
Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	560,978	5,907,097
Fidelity Series Commodity Strategy Fund (a)	168,071	811,783
Fidelity Series Large Cap Growth Index Fund (a)	274,940	3,802,414
Fidelity Series Large Cap Stock Fund (a)	254,655	4,168,702
Fidelity Series Large Cap Value Index Fund (a)	592,445	7,986,162
Fidelity Series Small Cap Opportunities Fund (a)	175,727	1,985,716
Fidelity Series Value Discovery Fund (a)	203,924	2,973,206
TOTAL DOMESTIC EQUITY FUNDS (Cost $29,276,942)		27,635,080

International Equity Funds - 42.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	130,164	1,736,389
Fidelity Series Emerging Markets Fund (a)	100,906	831,469
Fidelity Series Emerging Markets Opportunities Fund (a)	457,624	7,486,726
Fidelity Series International Growth Fund (a)	261,021	3,651,684
Fidelity Series International Index Fund (a)	153,969	1,525,830
Fidelity Series International Small Cap Fund (a)	73,498	1,102,464
Fidelity Series International Value Fund (a)	375,200	3,598,167
Fidelity Series Overseas Fund (a)	348,752	3,644,456
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $24,786,889)		23,577,185

Bond Funds - 7.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	6,504	55,934
Fidelity Series Corporate Bond Fund (a)	51	472
Fidelity Series Emerging Markets Debt Fund (a)	10,324	75,162
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,161	26,233
Fidelity Series Floating Rate High Income Fund (a)	6,558	56,794
Fidelity Series Government Bond Index Fund (a)	69	666
Fidelity Series High Income Fund (a)	20	162
Fidelity Series International Credit Fund (a)	6	47
Fidelity Series Investment Grade Bond Fund (a)	60	620
Fidelity Series Investment Grade Securitized Fund (a)	68	636
Fidelity Series Long-Term Treasury Bond Index Fund (a)	575,132	3,830,377
Fidelity Series Real Estate Income Fund (a)	18,375	190,177
TOTAL BOND FUNDS (Cost $4,251,911)		4,237,280

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $58,315,742)	55,449,545
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	55,449,544

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	969	58,822	1,313	-	(86)	(2,458)	55,934
Fidelity Series Blue Chip Growth Fund	103,446	6,405,275	143,990	-	(29,137)	(428,497)	5,907,097
Fidelity Series Canada Fund	31,889	1,900,364	57,671	-	(4,194)	(133,999)	1,736,389
Fidelity Series Commodity Strategy Fund	14,484	947,810	38,372	-	(2,275)	(109,864)	811,783
Fidelity Series Corporate Bond Fund	1,067	35,795	36,330	37	(65)	5	472
Fidelity Series Emerging Markets Debt Fund	4,908	125,116	50,285	334	(1,064)	(3,513)	75,162
Fidelity Series Emerging Markets Debt Local Currency Fund	1,604	42,494	17,091	-	(367)	(407)	26,233
Fidelity Series Emerging Markets Fund	13,652	873,554	25,528	-	(2,587)	(27,622)	831,469
Fidelity Series Emerging Markets Opportunities Fund	125,198	7,833,022	176,210	-	(26,061)	(269,223)	7,486,726
Fidelity Series Floating Rate High Income Fund	964	58,992	1,335	176	(37)	(1,790)	56,794
Fidelity Series Government Bond Index Fund	1,550	56,308	57,553	29	340	21	666
Fidelity Series High Income Fund	5,862	66,628	72,312	98	(193)	177	162
Fidelity Series International Credit Fund	53	-	-	-	-	(6)	47
Fidelity Series International Growth Fund	63,775	3,863,476	107,261	-	(14,732)	(153,574)	3,651,684
Fidelity Series International Index Fund	27,083	1,632,010	49,725	-	(5,634)	(77,904)	1,525,830
Fidelity Series International Small Cap Fund	19,886	1,192,284	36,367	-	(5,922)	(67,417)	1,102,464
Fidelity Series International Value Fund	64,392	3,923,463	112,028	-	(11,614)	(266,046)	3,598,167
Fidelity Series Investment Grade Bond Fund	1,636	58,412	59,622	52	181	13	620
Fidelity Series Investment Grade Securitized Fund	1,106	38,216	38,960	23	260	14	636
Fidelity Series Large Cap Growth Index Fund	65,236	4,028,142	117,676	25,369	(15,435)	(157,853)	3,802,414
Fidelity Series Large Cap Stock Fund	72,716	4,476,494	103,532	-	(10,234)	(266,742)	4,168,702
Fidelity Series Large Cap Value Index Fund	139,308	8,502,500	204,395	-	(17,956)	(433,295)	7,986,162
Fidelity Series Long-Term Treasury Bond Index Fund	51,964	4,016,311	223,744	6,311	(18,197)	4,043	3,830,377
Fidelity Series Overseas Fund	64,116	3,873,248	91,311	-	(13,217)	(188,380)	3,644,456
Fidelity Series Real Estate Income Fund	3,425	199,217	5,411	532	(355)	(6,699)	190,177
Fidelity Series Small Cap Opportunities Fund	34,990	2,147,834	48,212	-	(7,069)	(141,827)	1,985,716
Fidelity Series Value Discovery Fund	51,470	3,127,293	88,279	-	(8,081)	(109,197)	2,973,206
	966,749	59,483,080	1,964,513	32,961	(193,731)	(2,842,040)	55,449,545

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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